                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08928

                            HSBC INVESTOR PORTFOLIOS

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC Investor Intermediate Duration Fixed Income Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                            Shares or
                                                                            Principal
                                                                            Amount($)     Value($)
                                                                            ---------   -----------
U.S. Government and Government Agency Obligations - 37.6%

Federal Home Loan Mortgage Corp. - 6.6%

Pool #1B2655, 4.14%, 12/1/34, (a)                                             305,811       302,285
Pool #C01188, 7.00%, 6/1/31                                                   204,607       210,303
Pool #G01884, 5.00%, 9/1/35                                                   567,753       537,204
TBA November, 5.50%, 8/15/36                                                  300,000       291,375
                                                                                        -----------
                                                                                          1,341,167
                                                                                        -----------

Federal National Mortgage Association - 18.2%

Pool #255770, 5.50%, 7/1/35                                                   919,505       893,580
Pool #740686, 6.50%, 10/1/33                                                  580,486       590,036
Pool #781560, 4.49%, 10/1/34, (a)                                             444,325       434,260
Pool #825278, 5.00%, 7/1/35                                                   562,552       532,692
TBA August, 5.50%, 8/15/36                                                    700,000       679,657
TBA August, 6.00%, 8/15/36                                                    600,000       596,063
                                                                                        -----------
                                                                                          3,726,288
                                                                                        -----------

U.S. Treasury Notes - 12.8%

4.875%, 5/31/08                                                               870,000       867,927
5.125%, 6/30/08                                                               150,000       150,369
4.50%, 2/15/09                                                                590,000       583,662
4.875%, 5/15/09                                                               500,000       499,336
4.50%, 2/28/11                                                                250,000       245,811
4.75%, 3/31/11                                                                150,000       148,957
4.875%, 7/31/11                                                               115,000       114,838
                                                                                        -----------
                                                                                          2,610,900
                                                                                        -----------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,662,528)                 7,678,355
                                                                                        -----------

Corporate Obligations - 35.2%

Banks - 2.0%

Kaupthing Bank, 7.125%, 5/19/16, (b)                                          300,000       303,238
Turanalem Finance BV, 7.75%, 4/25/13, (b)                                     100,000        98,875
                                                                                        -----------

                                                                                            402,113
                                                                                        -----------

Cable - 1.5%

Comcast Corp., 6.50%, 1/15/15                                                 300,000       305,069
                                                                                        -----------

Chemicals - 1.8%

Nova Chemicals Corp., 6.50%, 1/15/12                                          400,000       372,000
                                                                                        -----------

Colleges & Universities - 2.0%

Tulane University of Louisiana, 5.97%, 11/15/12, (a) (b)                      400,000       402,500
                                                                                        -----------

Computer Equipment - 1.0%

Xerox Corp., 6.875%, 8/15/11                                                  200,000       202,250
                                                                                        -----------

Diversified Manufacturing Operations - 1.4%

General Electric Co., 5.00%, 2/1/13                                           300,000       290,384
                                                                                        -----------

Electric - 1.2%

Progress Energy, Inc., 5.57%, 11/14/08, (a)                                   250,000       250,280
                                                                                        -----------

Finance - 10.7%

Berkshire Hathaway Finance Corp.,                                             450,000       424,484
4.85%, 1/15/15

Ford Motor Credit Co., 7.375%,                                                250,000       229,948
02/01/11

Ford Motor Credit Corp., 5.80%, 1/12/09                                       275,000       255,666

General Motors Acceptance Corp., 4.375%, 12/10/07                             500,000       483,006

International Lease Finance Corp., 5.725%, 7/1/11, (a)                        200,000       200,394

Preferred Term Securities XXII, 5.64%,                                        200,000       200,000
9/22/36, Callable 06/22/11 @ 100, (a) (b)

Whirlpool Asset Finance Corp.,                                                400,000       400,497
5.895%, 6/15/09, Callable 6/15/07 @ 100, (a) (c)                                        -----------
                                                                                          2,193,995
                                                                                        -----------

Health Care - 0.5%

Aetna, Inc., 6.00%, 6/15/16                                                   100,000        99,998
                                                                                        -----------

Media - 1.9%

Time Warner Entertainment, 8.875%, 10/1/12                                    350,000       394,833
                                                                                        -----------

Oil & Gas - 0.4%

Williams Partners LP, 7.50%, 6/15/11, (b)                                      75,000        75,188
                                                                                        -----------

Refuse Systems - 1.5%

Allied Waste North America, Inc.,                                             325,000       309,563
                                                                                        -----------
7.125%, 5/15/16, Callable 05/15/11 @ 103.56, (b)

Retail - 2.4%

May Department Stores Co., 5.75%, 7/15/14                                     500,000       491,027
                                                                                        -----------

Telecommunications - 4.2%

AT&T, Inc., 5.10%, 9/15/14                                                    400,000       375,418

Bell Atlantic Virginia, 7.625%, 12/1/12                                       200,000       211,293

Verizon Pennsylvania, Inc., 5.65%, 11/15/11                                   275,000       269,975
                                                                                        -----------
                                                                                            856,686
                                                                                        -----------

Transportation - 2.7%

Burlington Northern Santa Fe Railway Co., 4.83%, 1/15/23                      279,656       267,111

Union Pacific Railroad, 5.08%, 1/2/29                                         299,958       277,461
                                                                                        -----------
                                                                                            544,572
                                                                                        -----------
TOTAL CORPORATE OBLIGATIONS (Cost $7,280,850)                                             7,190,458
                                                                                        -----------

Asset Backed Securities - 7.3%

Asset Backed Funding Certificates Series                                      210,318       203,843
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                                          263,780       262,711
Series 2003-2, Class A4A, 1.96%, 1/15/09, (c)

DB Master Finance LLC Series 2006-1,                                          130,000       130,176
Class A2, 5.78%, 6/20/31, (b)

John Deere Owner Trust Series 2006-A,                                         310,000       310,057
Class A3, 5.38%, 7/15/10

SLM Student Loan Trust Series                                                 442,693       443,884
2003-12, Class A3, 5.45%, 12/15/15, (a) (c)

Volkswagen Auto Lease Trust Series                                            141,514       141,148
2004-A, Class A3, 2.84%, 7/20/07, (c)                                                   -----------

TOTAL ASSET BACKED SECURITES (Cost $1,491,160)                                            1,491,819
                                                                                        -----------

Collateralized Mortgage Obligations - 10.3%

Citigroup Mortgage Loan Trust, Inc.                                           147,458       145,791
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Countrywide Home Loans Series                                                 403,508       400,188
2005-HYB8, Class 2A1, 5.37%, 12/20/35, (a)

Freddie Mac Reference Remic Series                                            258,572       254,018
R004, Class AL, 5.125%, 12/15/13

Freddie Mac Series 2962, Class CJ,                                            329,436       328,883
5.50%, 11/15/23

J.P. Morgan Alternative Loan Trust                                            485,655       480,079
Series 2005-S1, Class 2A9, 6.00%, 12/25/35

Morgan Stanley Mortgage Loan Trust                                            340,507       341,159
Series 2006-3AR, Class 2A3, 5.92%, 3/25/36, (a)

Nomura Asset Acceptance Corp. Series                                          150,000       147,987
2006-AP1, Class A2, 5.515%, 2/25/36                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,124,129)                               2,098,105
                                                                                        -----------

Commercial Mortgage Backed Securities - 10.0%

Banc of America Commercial Mortgage,                                          140,000       140,703
Inc. Series 2006-3, Class A4, 5.89%, 7/10/44

Citigroup Commercial Mortgage Trust                                           160,000       160,386
Series 2006-C4, Class AM, 5.72%, 3/20/49

Commercial Mortgage Pass-Through                                              259,103       259,145
Certificate Series 2005-FL11, Class A1,
5.52%, 11/15/17, (a) (b) (c)

GE Capital Commercial Mortgage Corp.                                          100,000        96,536
Series 2005-C1, Class A2, 4.35%, 6/10/48

Greenwich Capital Commercial Funding                                          225,000       217,312
Corp. Series 2005-GG3, Class A2, 4.305%, 8/10/42

Greenwich Capital Commercial Funding                                          200,000       204,024
Corp. Series 2006-GG7, Class A4, 6.11%, 6/10/16

J.P. Morgan Chase Commercial                                                  160,000       162,818
Mortgage Securities Corp. Series
2006-LDP7, Class A4, 5.875%, 4/15/45

LB-UBS Commercial Mortgage Trust                                              300,000       288,268
Series 2006-C1, Class A4, 5.16%, 2/15/31

Morgan Stanley Capital I Series                                               200,000       200,936
2006-IQ11, Class AM, 5.78%, 10/15/42

Morgan Stanley Capital I Series                                               330,000       317,396
2006-T21, Class A4, 5.16%, 10/12/52                                                     -----------

TOTAL COMMERCIAL MORTAGE BACKED SECURTIES (Cost $2,062,905)                               2,047,524
                                                                                        -----------

Investment Companies - 1.8%

HSBC Investor Money Market Fund                                               360,717       360,717
Class I Shares, * (c)                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $360,717)                                                  360,717
                                                                                        -----------

Foreign Bonds** - 0.6%

Iceland - 0.2%

Housing Finance Fund, 3.75%, 2/15/24                                        3,877,344        50,365
                                                                                        -----------

Mexico - 0.4%

General Electric Capital Corp., 9.50%, 8/4/10                                 800,000        74,266
                                                                                        -----------

TOTAL FOREIGN BONDS** (Cost $124,111)                                                       124,631
                                                                                        -----------

TOTAL INVESTMENTS (Cost $21,106,400) - 102.8%                                            20,991,609
                                                                                        ===========

----------

Percentages indicated are based on net assets at July 31, 2006.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)   Security considered collateral for TBA transactions.

*     Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

TBA - Security was traded on a "to be announced" basis.

See notes to Schedules of Portfolio Investments.

HSBC Investor Core Plus Fixed Income Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                            Shares or
                                                                            Principal
                                                                            Amount($)     Value($)
                                                                            ---------   -----------
U.S. Government and Government Agency Obligations - 47.4%

Federal Home Loan Mortgage Corp. - 6.7%

Pool #1B2655, 4.14%, 12/1/34, (a)                                           1,498,475     1,481,195
Pool #C00368, 8.50%, 10/1/24                                                   36,225        38,848
Pool #C00922, 8.00%, 2/1/30                                                   235,358       248,161
Pool #C54447, 7.00%, 7/1/31                                                    39,591        40,693
Pool #C60712, 6.50%, 11/1/31                                                  628,477       639,255
Pool #C80387, 6.50%, 4/1/26                                                    35,167        35,790
Pool #D62926, 6.50%, 8/1/25                                                    20,574        20,933
Pool #G01317, 7.00%, 10/1/31                                                  189,109       194,373
Pool #G01884, 5.00%, 9/1/35                                                 3,217,270     3,044,163
TBA November, 5.50%, 8/15/36                                                1,500,000     1,456,875
                                                                                        -----------
                                                                                          7,200,286
                                                                                        -----------

Federal National Mortgage Association - 17.8%

Pool #253438, 8.50%, 9/1/30                                                    61,361        65,969
Pool #255770, 5.50%, 7/1/35                                                 4,509,951     4,382,802
Pool #329530, 7.00%, 12/1/25                                                  103,735       106,650
Pool #329655, 7.00%, 11/1/25                                                   45,343        46,617
Pool #356905, 5.89%, 10/1/36, (a)                                             281,560       289,897
Pool #398958, 6.50%, 10/1/12                                                   83,799        85,037
Pool #535332, 8.50%, 4/1/30                                                    53,833        57,849
Pool #535440, 8.50%, 8/1/30                                                    63,418        68,180
Pool #548965, 8.50%, 7/1/30                                                    56,068        60,278
Pool #568486, 7.00%, 1/1/31                                                    40,041        41,149
Pool #573752, 8.50%, 2/1/31                                                    48,410        52,045
Pool #575328, 6.50%, 4/1/31                                                    64,403        65,441
Pool #781560, 4.49%, 10/1/34, (a)                                           1,693,149     1,654,794
Pool #825278, 5.00%, 7/1/35                                                 3,187,793     3,018,587
TBA August, 5.50%, 8/15/36                                                  4,450,000     4,320,674
TBA August, 6.00%, 8/15/36                                                  2,900,000     2,880,970
TBA August, 6.50%, 8/15/36                                                  1,910,000     1,932,083
                                                                                        -----------
                                                                                         19,129,022
                                                                                        -----------

Government National Mortgage Association - 0.3%

Pool #346406, 7.50%, 2/15/23                                                   72,841        75,881
Pool #412530, 7.50%, 12/15/25                                                  93,333        97,326
Pool #781300, 7.00%, 6/15/31                                                  175,578       181,258
                                                                                        -----------
                                                                                            354,465
                                                                                        -----------

U.S. Treasury Bonds - 0.6%

5.375%, 2/15/31                                                               665,000       687,599
                                                                                        -----------

U.S. Treasury Notes - 22.0%

4.875%, 4/30/08                                                             2,888,000     2,881,568
4.875%, 5/31/08                                                             7,500,000     7,482,129
5.125%, 6/30/08                                                             1,000,000     1,002,461
4.50%, 2/15/09                                                              2,350,000     2,324,756
4.875%, 5/15/09                                                             1,500,000     1,498,008
4.50%, 2/28/11                                                              6,165,000     6,061,687
4.75%, 3/31/11                                                                470,000       466,732
4.875%, 5/31/11                                                               450,000       449,121

4.875%, 7/31/11                                                               690,000       689,030
5.125%, 5/15/16                                                               900,000       909,352
                                                                                        -----------
                                                                                         23,764,844
                                                                                        -----------

TOTAL U.S GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $50,913,891)                51,136,216
                                                                                        -----------

Corporate Obligations - 33.8%

Banks - 3.2%

JP Morgan Chase Bank NA, 0.00%, 1/3/12                                        845,000       320,008

Kaupthing Bank, 7.125%, 5/19/16, (b)                                        1,500,000     1,516,191

Sovereign Capital Trust VI, 7.91%,                                          1,100,000     1,162,597
6/13/36, Callable 6/13/16 @ 100

Turanalem Finance BV, 7.75%, 4/25/13, (b)                                     475,000       469,656
                                                                                        -----------

                                                                                          3,468,452
                                                                                        -----------

Cable - 0.6%

Comcast Corp., 6.50%, 1/15/15                                                 650,000       660,983
                                                                                        -----------

Chemicals - 1.7%

Nova Chemicals Corp., 6.50%, 1/15/12                                        1,965,000     1,827,450
                                                                                        -----------

Colleges & Universities - 1.6%

Tulane University of Louisiana, 5.97%, 11/15/12, (a) (b)                    1,700,000     1,710,625
                                                                                        -----------

Computer Equipment - 0.9%

Xerox Corp., 6.875%, 8/15/11                                                  950,000       960,688
                                                                                        -----------

Diversified Manufacturing Operations - 1.5%

General Electric Co., 5.00%, 2/1/13                                         1,700,000     1,645,508
                                                                                        -----------

Electric - 0.9%

Progress Energy, Inc., 5.57%, 11/14/08, (a)                                 1,000,000     1,001,121
                                                                                        -----------

Finance - 9.3%

Berkshire Hathaway Finance Corp., 4.85%, 1/15/15                            2,250,000     2,122,418

Ford Motor Credit Co., 7.375%, 02/01/11                                     1,150,000     1,057,760

Ford Motor Credit Corp., 5.80%, 1/12/09                                     1,250,000     1,162,118

General Motors Acceptance Corp., 4.375%, 12/10/07                           1,400,000     1,352,418

International Lease Finance Corp., 5.725%, 7/1/11, (a)                      1,000,000     1,001,972

Preferred Term Securities XXII, 5.64%,                                      1,100,000     1,100,000
9/22/36, Callable 06/22/11 @ 100, (a) (b) (f)

Whirlpool Asset Finance Corp., 5.895%, 6/15/09,                             2,200,000     2,202,734
Callable 6/15/07 @ 100, (a) (f)                                                         -----------

                                                                                          9,999,420
                                                                                        -----------

Health Care - 0.6%

Aetna, Inc., 6.00%, 6/15/16                                                   600,000       599,989
                                                                                        -----------

Multimedia - 0.5%

Viacom, Inc., 6.25%, 4/30/16, (b)                                             600,000       581,705
                                                                                        -----------

Oil & Gas - 0.4%

Williams Partners LP, 7.50%, 6/15/11, (b)                                     400,000       401,000
                                                                                        -----------

Refuse Systems - 1.5%

Allied Waste North America, Inc.,                                           1,750,000     1,666,875
7.125%, 5/15/16, Callable 05/15/11 @ 103.56, (b)                                        -----------

Retail - 2.0%

May Department Stores Co., 6.65%, 7/15/24                                   2,200,000     2,190,775
                                                                                        -----------

Telecommunications - 7.3%

AOL Time Warner, Inc., 7.70%, 5/1/32                                        1,000,000     1,086,620

AT&T, Inc., 5.10%, 9/15/14                                                  1,750,000     1,642,454

Bell Atlantic Virginia, 7.625%, 12/1/12                                     1,000,000     1,056,467

Bell Telephone Co. Pennsylvania, 8.75%, 8/15/31                               850,000       976,653

Sprint Capital Corp., 8.75%, 3/15/32                                        1,325,000     1,613,884

Time Warner Entertainment Co., 8.375%, 3/15/23                              1,300,000     1,445,141
                                                                                        -----------

                                                                                          7,821,219
                                                                                        -----------

Transportation - 1.8%

BNSF Funding Trust I, 6.61%,                                                1,200,000     1,142,157
12/15/55, Callable 01/15/26 @ 100

Burlington Northern Santa Fe Railway Co. 7.57%, 1/2/21                        309,623       343,350

Union Pacific Corp., 6.85%, 1/2/19                                            432,401       457,571
                                                                                        -----------
                                                                                          1,943,078
                                                                                        -----------

TOTAL CORPORATE OBLIGATIONS (Cost $36,954,368)                                           36,478,888
                                                                                        -----------

Asset Backed Securities - 8.1%

Asset Backed Funding Certificates Series                                      738,743       715,997
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                                          956,203       952,328
Series 2003-2, Class A4A, 1.96%, 1/15/09, (f)

Capital Auto Receivables Asset Trust                                        1,870,109     1,864,982
Series 2006-1, Class A2A, 5.03%, 9/15/08, (f)

DB Master Finance LLC Series 2006-1,                                          650,000       650,881
Class A2, 5.78%, 6/20/31, (b)

John Deere Owner Trust Series 2006-A,                                       1,650,000     1,650,302
Class A3, 5.38%, 7/15/10

SLM Student Loan Trust Series                                               2,213,464     2,219,422
2003-12, Class A3, 5.45%, 12/15/15, (a) (f)

Volkswagen Auto Lease Trust Series                                            642,834       641,170
2004-A, Class A3, 2.84%, 7/20/07, (f)                                                   -----------

TOTAL ASSET BACKED SECURTIES (Cost $8,694,063)                                            8,695,082
                                                                                        -----------

Collateralized Mortgage Obligations - 8.4%

Citigroup Mortgage Loan Trust, Inc.                                           830,149       820,764
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Countrywide Home Loans Series                                               1,515,214     1,502,748
2005-HYB8, Class 2A1, 5.37%, 12/30/35, (a)

Fannie Mae IO Series 2000-16, Class                                            75,429         3,707
PS, 3.215%, 10/25/29, (a) (c)

Fannie Mae IO Series 2000-32, Class                                            21,464           445
SV, 3.23%, 3/18/30, (a) (c)

Fannie Mae IO Series 2001-4, Class SA,                                        287,874        13,305
 2.18%, 2/17/31, (a) (c)

Fannie Mae IO Series 270, Class 2,                                             60,607        13,099
8.50%, 9/1/23, (c)


Fannie Mae IO Series 296, Class 2,                                             69,596        15,650
8.00%, 4/1/24, (c)

Fannie Mae IO Series 306, Class IO,                                            85,433        21,140
8.00%, 5/1/30, (c)

FHA Weyerhauser, 7.43%, 1/1/24, (d) (e)                                        34,127        34,127

Freddie Mac IO Series 1534, Class K,                                          187,082         7,322
2.025%, 6/15/23, (a) (c)

Freddie Mac IO Series 2141, Class SD,                                         141,020        13,565
2.78%, 4/15/29, (a) (c)

Freddie Mac IO Series 2247, Class SC,                                          92,632         3,098
2.13%, 8/15/30, (a) (c)

Freddie Mac Series 2962, Class CJ,                                          2,058,976     2,055,519
5.50%, 11/15/23

Government National Mortgage                                                   79,274         4,760
Association IO Series 1999-30, Class S,
3.23%, 8/16/29, (a) (c)

Government National Mortgage                                                  109,011         5,241
Association IO Series 1999-30, Class SA,
 2.63%, 4/16/29, (a) (c)

Government National Mortgage                                                   24,326           382
Association IO Series 1999-32, Class SB,
 2.63%, 7/16/27, (a) (c)

J.P. Morgan Alternative Loan Trust                                          2,251,673     2,225,818
Series 2005-S1, Class 2A9, 6.00%, 12/25/35

Morgan Stanley Mortgage Loan Trust                                          1,589,032     1,592,075
Series 2006-3AR, Class 2A3, 5.92%,
3/25/36, (a)

Nomura Asset Acceptance Corp. Series                                          750,000       739,936
2006-AP1, Class A2, 5.515%, 2/25/36                                                     -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,193,776)                               9,072,701
                                                                                        -----------

Commercial Mortgage Backed Securities - 9.4%

Banc of America Commercial Mortgage,                                          760,000       763,814
Inc. Series 2006-3, Class A4, 5.89%, 7/10/44

Citigroup Commercial Mortgage Trust                                           850,000       852,050
Series 2006-C4, Class AM, 5.72%, 3/20/49

Commercial Mortgage Pass-Through                                            1,053,684     1,053,859
Certificate Series 2005-FL11, Class A1,
5.52%, 11/15/17, (a) (b) (c)

DLJ Mortgage Acceptance Corp. IO                                              371,193         2,827
Series 1997-CF1, Class S, 0.92%,
5/15/30, (a) (b) (c)

GE Capital Commercial Mortgage Corp.                                          600,000       579,213
Series 2005-C1, Class A2, 4.35%, 6/10/48

GMAC Commercial Mortgage                                                       87,572         1,962
Securities, Inc. IO Series 1996-C1, Class
X2, 3.14%, 10/15/28, (a) (c)

Greenwich Capital Commercial Funding                                        1,260,000     1,216,945
Corp. Series 2005-GG3, Class A2,
4.305%, 8/10/42


Greenwich Capital Commercial Funding                                        1,000,000     1,020,118
Corp. Series 2006-GG7, Class A4, 6.11%, 6/10/16

GS Mortgage Securities Corp. IO Series                                        362,618         2,614
1997-GL, Class X2, 0.90%, 7/13/30, (a) (c)

J.P. Morgan Chase Commercial                                                  850,000       864,971
Mortgage Securities Corp. Series
2006-LDP7, Class A4, 5.875%, 4/15/45

LB-UBS Commercial Mortgage Trust                                               58,361        59,163
Series 2000-C3, Class A1, 7.95%, 7/15/09

LB-UBS Commercial Mortgage Trust                                            1,300,000     1,249,164
Series 2006-C1, Class A4, 5.16%, 2/15/31

Morgan Stanley Capital I Series                                             1,000,000     1,004,678
2006-IQ11, Class AM, 5.78%, 10/15/42

Morgan Stanley Capital I Series                                             1,480,000     1,423,476
2006-T21, Class A4, 5.16%, 10/12/52                                                     -----------

TOTAL COMMERCIAL MORTGAGE BACKED SECURTIES (Cost $10,152,169)                            10,094,854
                                                                                        -----------

Foreign Bonds** - 0.6%

Iceland - 0.2%

Housing Finance Fund, 3.75%, 2/15/24                                       19,537,785       253,787
                                                                                        -----------

Mexico - 0.4%

General Electric Capital Corp., 9.50%, 8/4/10                               3,800,000       352,763
                                                                                        -----------

TOTAL FOREIGN BONDS** (Cost $603,956)                                                       606,550
                                                                                        -----------

Investment Companies - 1.0%

HSBC Investor Money Market Fund                                             1,071,175     1,071,175
                                                                                        -----------
Class I Shares, * (f)

TOTAL INVESTMENT COMPANIES (Cost $1,071,175)                                              1,071,175
                                                                                        -----------

TOTAL INVESTMENTS (Cost $117,583,398) - 108.7%                                          117,155,466
                                                                                        ===========

----------

Percentages indicated are based on net assets at July 31, 2006.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report, represents the rates that were in effect on July 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate presented represents the rates that were in effect on July 31, 2006. The principal amount shown is the notional amount of the underlying mortgages.

(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(e)   Security was fair valued (See note 2) as of July 31, 2006.

(f)   Security considered collateral for TBA transactions.

*     Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

TBA - Security was traded on a "to be announced" basis.

See notes to Schedules of Portfolio Investments.

HSBC Investor High Yield Fixed Income Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                            Principal
                                                                            Amount($)     Value($)
                                                                            ---------   -----------
Corporate Obligations - 98.0%

Advertising Services - 3.7%

Iron Mountain, Inc., 8.625%, 4/1/13,                                          250,000       255,000
Callable 4/1/06 @ 104.313

R.H. Donnelley Corp., 6.875%,                                                 100,000        90,750
1/15/13, Callable 1/15/09 @ 103.438

R.H. Donnelley Corp., Series A-2,                                              90,000        81,450
6.875%, 1/15/13, Callable 1/15/09 @ 103.438                                             -----------

                                                                                            427,200
                                                                                        -----------

Aerospace/Defense - Equipment - 0.9%

DRS Technologies, Inc., 7.625%,                                               100,000        99,750
                                                                                        -----------
2/1/18, Callable 2/1/11 @ 103.813

Apparel Manufacturers - 1.6%

Levi Strauss & Co., 8.875%, 4/1/16,                                            50,000        48,500
Callable 04/01/11 @ 104.44

Quiksilver, Inc., 6.875%, 4/15/15,                                            150,000       138,750
                                                                                        -----------
Callable 04/15/10 @ 103.44
                                                                                            187,250
                                                                                        -----------

Building & Construction Products - 2.6%

Ainsworth Lumber Co. Ltd., 7.25%,                                             150,000       117,750
10/1/12, Callable 10/01/08 @ 103.63

Interline Brands, Inc., 8.125%, 6/15/14,                                       50,000        50,375
Callable 06/15/10 @ 104.06

Ply Gem Industries, Inc., 9.00%,                                              150,000       131,250
                                                                                        -----------
2/15/12, Callable 2/18/08 @ 104.50
                                                                                            299,375
                                                                                        -----------

Cable Television - 4.2%

Cablevision Systems Corp., 8.00%, 4/15/12                                     250,000       247,500

Mediacom LLC, 7.875%, 2/15/11,                                                250,000       240,625
                                                                                        -----------
Callable 2/15/06 @ 103.938
                                                                                            488,125
                                                                                        -----------

Chemicals - 3.6%

JohnsonDiversey, Inc., 9.625%, 5/15/12,                                       250,000       247,500
 Callable 5/15/07 @ 104.813

Millennium America, Inc., 9.25%, 6/15/08                                       25,000        25,563

PQ Corp., 7.50%, 2/15/13, Callable                                            150,000       144,000
                                                                                        -----------
02/15/09 @ 103.75

                                                                                            417,063
                                                                                        -----------

Computer Software - 0.4%

Activant Solutions Holdings, Inc.,                                             50,000        47,250
                                                                                        -----------
9.50%, 5/1/16, Callable 5/1/11 @ 104.75 (a)

Consumer Manufacturing - 0.4%

Libbey Glass, Inc., 12.435%, 6/1/11,                                           25,000        24,500
Callable 06/01/2008 @ 107.50 (a) (b)

Nutro Products, Inc., 10.75%, 4/15/14,                                         25,000        26,063
                                                                                        -----------
Callable 4/15/09 @ 108.063 (a)
                                                                                             50,563
                                                                                        -----------

Distribution & Wholesale - 0.9%

Baker & Taylor, Inc., 11.50%, 7/1/13,                                         100,000       100,000
                                                                                        -----------
Callable 07/01/10 @ 105.75 (a)

Diversified Operations - 0.9%

Stripes Acquisition LLC/Susser Finance                                        100,000       105,000
                                                                                        -----------
Corp., 10.625%, 12/15/13, Callable
12/15/2009 @ 105.313 (a)

Electric - 0.5%

AES Corp., 7.75%, 3/1/14                                                       60,000        60,600
                                                                                        -----------

Energy - 5.3%

CMS Energy Corp., 6.875%, 12/15/15                                            100,000        96,000
Copano Energy LLC, 8.125%, 3/1/16,                                             80,000        80,400
Callable 3/1/11 @ 104.0625 (a)

Dynegy Holdings, Inc., 8.375%, 5/1/16, (a)                                    150,000       147,375

Mirant North America LLC, 7.375%,                                              50,000        48,063
12/31/13, Callable 12/31/09 @ 103.688 (a)

Williams Cos., 6.375%, 10/1/10, (a)                                           250,000       244,687
                                                                                        -----------
                                                                                            616,525
                                                                                        -----------

Finance - 10.8%

Basell AF SCA, 8.375%, 8/15/15,                                               250,000       242,812
Callable 8/15/10 @ 104.188 (a)

CCM Merger, Inc., 8.00%, 8/1/13,                                              250,000       239,375
Callable 8/1/09 @ 104 (a)

Crystal U.S. Holdings Corp., 0.00%,                                           250,000       195,000
10/1/14, Rate set to step up to 10.5% on
10/1/09, Callable 10/01/09 @ 105.25, (c)

Ford Motor Credit Co., 7.375%, 10/28/09                                       250,000       235,819

General Motors Accept Corp., 6.875%, 8/28/12                                  300,000       289,518

Nalco Finance Holdings, Inc., 0.00%,                                           75,000        57,375
2/1/14, Rate set to step to 9.0% on                                                     -----------
2/2/09, Callable 2/1/09 @ 104.5, (c)
                                                                                          1,259,899
                                                                                        -----------

Gambling - 7.8%

Greektown Holdings, Inc., 10.75%,                                             100,000       105,750
12/1/13, Callable 12/1/10 @ 105.375 (a)

Isle of Capri Casinos, Inc., 7.00%,                                           250,000       238,750
3/1/14, Callable 3/1/09 @ 103.50

Kerzner International Ltd., 6.75%,                                            250,000       263,125
10/1/15, Callable 10/1/10 @ 103.375

MGM MIRAGE, Inc., 6.75%, 4/1/13, (a)                                          100,000        96,000

MTR Gaming Group, Inc., 9.00%,                                                100,000       101,500
6/1/12, Callable 06/01/09 @ 104.50 (a)

Pokagon Gaming Authority, 10.375%,                                             75,000        78,375
6/15/14, Callable 06/15/10 @ 105.19 (a)

San Pasqual Casino, 8.00%, 9/15/13,                                            25,000        25,125
Callable 09/15/09 @ 104.00 (a)                                                          -----------
                                                                                            908,625
                                                                                        -----------

Industrial Manufacturing - 0.8%
TriMas Corp., 9.875%, 6/15/12,                                                100,000        92,250
                                                                                        -----------
Callable 6/15/07 @ 104.938

Internet Services - 0.4%

Atlantic Broadband Finance, LLC,                                               50,000        47,500
9.375%, 1/15/14, Callable 01/15/09 @ 104.69                                             -----------

Leisure - 0.9%

AMC Entertainment, Inc., 11.00%,                                              100,000       108,000
2/1/16, Callable 02/01/11 @ 105.5                                                       -----------

Machinery - Farm - 0.4%

Case New Holland, Inc., 7.125%,                                                50,000        48,625
3/1/14, Callable 3/1/10 @ 103.563 (a)                                                   -----------

Medical - 0.9%

MultiPlan, Inc., 10.375%, 4/15/16,                                            100,000       101,000
Callable 4/15/11 @ 105.188 (a)                                                          -----------

Metals & Mining - 4.2%

AK Steel Corp., 7.75%, 6/15/12,                                               200,000       197,000
Callable 6/15/07 @ 103.875

Gibraltar Industries, Inc., 8.00%,                                            150,000       149,250
12/1/15, Callable 12/1/10 @ 104 (a)

International Coal Group, Inc., 10.25%,                                        50,000        50,375
7/15/14, Callable 07/15/10 @ 105.13 (a)

Massey Energy, Co., 6.875%, 12/15/13,                                         100,000        92,250
Callable 12/15/09 @ 103.44                                                              -----------
                                                                                            488,875
                                                                                        -----------

Oil & Gas - 11.2%

Chaparral Energy, Inc., 8.50%, 12/1/15,                                       100,000       100,000
Callable 12/1/10 @ 104.25 (a)

Chesapeake Energy Corp., 6.875%,                                              250,000       241,249
1/15/16, Callable 1/15/09 @ 103.438

Clayton Williams Energy, Inc., 7.75%,                                         200,000       186,000
8/1/13, Callable 8/1/2009 @ 103.875

Colorado Interstate Gas Co., 6.80%, 11/15/15                                  150,000       146,075

Compton Petroleum Finance Corp.,                                              250,000       240,624
7.625%, 12/1/13, Callable 12/1/09 @ 103.813

El Paso Production Holdings, 7.75%,                                           150,000       152,438
6/1/13, Callable 6/1/08 @ 103.875

Inergy LP/Inergy Finance, 8.25%,                                              100,000       102,000
3/1/16, Callable 03/01/11 @ 104.13

Pogo Producing Co., 7.875%, 5/1/13,                                           100,000       101,750
Callable 05/01/10 @ 103.94 (a)

Swift Energy Co., 7.625%, 7/15/11,                                             50,000        50,000
Callable 07/15/08 @ 103.81                                                              -----------
                                                                                          1,320,136
                                                                                        -----------

Packaging & Container Manufacturing - 5.0%

Exopack Holding Corp., 11.25%,                                                 50,000        50,500
2/1/14, Callable 2/1/10 @ 105.625 (a)

Norampac, Inc., 6.75%, 6/1/13, Callable                                       100,000        91,500
 06/01/08 @ 103.38

Solo Cup Co., 8.50%, 2/15/14, Callable                                        250,000       216,250
 2/15/2009 @ 104.25

Stone Container Finance Co. of Canada,                                        250,000       222,500
7.375%, 7/15/14, Callable 7/15/09 @ 103.688                                             -----------
                                                                                            580,750
                                                                                        -----------

Paper & Related Products - 4.0%

Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15                            250,000       228,438

Georgia-Pacific Corp., 7.70%, 6/15/15                                         250,000       239,375
                                                                                        -----------
                                                                                            467,813
                                                                                        -----------

Pharmacy Services - 0.8%

Omnicare, Inc., 6.75%, 12/15/13,                                              100,000        96,375
Callable 12/15/09 @ 103.375                                                             -----------

Printing - Commercial - 0.9%

Sheridan Group, Inc., 10.25%, 8/15/11,                                        100,000       101,000
Callable 08/15/07 @ 105.12                                                              -----------

Publishing - 2.4%

Block Communications, Inc., 8.25%,                                             50,000        48,000
12/15/15, Callable 12/15/10 @ 104.125 (a)

Morris Publishing, 7.00%, 8/1/13,                                             250,000       236,250
Callable 8/1/08 @ 103.50                                                                -----------
                                                                                            284,250
                                                                                        -----------

Rental - Auto and Equipment - 1.7%

Avis Budget Car Rental, Inc., 7.625%,                                         100,000        98,000
5/15/14, Callable 5/15/10 @ 103.81 (a)

Hertz Corp., 8.875%, 1/1/14, Callable                                         100,000       104,250
1/1/10 @ 104.44 (a)                                                                     -----------
                                                                                            202,250
                                                                                        -----------

Research and testing services - 0.8%

Cie Gen Geophysique, 7.50%, 5/15/15,                                           50,000        48,875
Callable 5/15/10 @ 103.75 (a)

Sensata Technologies BV, 8.00%,                                                50,000        48,000
5/1/14, Callable 5/1/10 @ 104 (a)                                                       -----------
                                                                                             96,875
                                                                                        -----------

Restaurants - 2.4%

Dave & Busters. Inc., 11.25%, 3/15/14,                                         50,000        48,000
Callable 3/15/10 @ 105.625 (a)

Landry's Restaurants, Inc., 7.50%,                                            200,000       185,500
12/15/14, Callable 12/15/09 @ 103.75

NPC International, Inc., 9.50%, 5/1/14,                                        50,000        48,000
Callable 5/1/10 @ 104.75 (a)                                                            -----------
                                                                                            281,500
                                                                                        -----------

Retail - 4.5%

K2, Inc., 7.375%, 7/1/14, Callable                                            258,000       250,905
7/1/09 @ 103.688

Linens 'n Things, Inc., 11.13%,                                                50,000        46,375

1/15/14, Callable 1/15/08 @ 102 (a) (b)

The Jean Coutu Group PJC, Inc.,                                               250,000       233,438
8.50%, 8/1/14, Callable 8/1/09 @ 104.25                                                 -----------
                                                                                            530,718
                                                                                        -----------

Schools - 0.4%

Education Management LLC, 8.75%,                                               25,000        25,063
6/1/14, Callable 06/01/10 @ 104.38 (a)

Education Management LLC, 10.25%,                                              25,000        25,250
6/1/16, Callable 06/01/2011 @ 105.13 (a)                                                -----------
                                                                                             50,313
                                                                                        -----------

Telecommunications - 10.7%

Centennial Communications Corp.,                                              100,000        99,750
10.00%, 1/1/13, Callable 1/1/09 @ 107.50

Cincinnati Bell, Inc., 8.375%, 1/15/14,                                       250,000       244,999
Callable 1/15/09 @ 104.1885

Insight Midwest L.P., 9.75%, 10/1/09,                                         250,000       254,999
Callable 10/1/06 @ 101.625

Nordic Telephone Co. Holdings,                                                 50,000        51,500
8.875%, 5/1/16, Callable 5/1/11 @ 104.438 (a)

NTL Cable plc, 9.125%, 8/15/16,                                                75,000        75,938
Callable 08/15/11 @ 104.56

Panamsat Corp., 9.00%, 6/15/16,                                                50,000        51,063
Callable 06/15/2011 @ 104.50 (a)

Qwest Corp., 5.625%, 11/15/08                                                 150,000       147,563
Rural Cellular Corp., 9.75%, 1/15/10,                                          50,000        50,125
Callable 1/15/07 @ 103.25

Suncom Wireless Holdings, Inc.,                                               150,000       139,875
8.50%, 6/1/13, Callable 06/01/08 @ 104.25

Wind Acquisition Financial SA,                                                100,000       107,750
10.75%, 12/1/15, Callable 12/1/10 @ 105.375 (a)

Windstream Corp., 8.625%, 8/1/16,                                              25,000        26,000
Callable 08/01/11 @ 104.31 (a)                                                          -----------
                                                                                          1,249,562
                                                                                        -----------

Waste Disposal - 2.0%

Allied Waste North America, Inc.,                                             250,000       238,125
7.375%, 4/15/14, Callable 4/15/09 @ 103.688                                             -----------

TOTAL CORPORATE OBLIGATIONS (Cost $11,565,494)                                           11,453,142
                                                                                        -----------

TOTAL INVESTMENTS (Cost $11,565,494) - 98.0%                                             11,453,142
                                                                                        ===========

----------

Percentages indicated are based on net assets at July 31, 2006.

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report, represents the rates that were in effect on July 31, 2006. The maturity dates presented reflect the final maturity date.

      However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)   Step Coupon.

See notes to Schedules of Portfolio Investments.

HSBC Investor Growth Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                              Shares      Value($)
                                                                            ---------   -----------
Common Stocks - 95.3%

Aerospace & Defense - 3.4%

General Dynamics Corp.                                                         15,700     1,052,214
The Boeing Co.                                                                 11,250       870,975
                                                                                        -----------
                                                                                          1,923,189
                                                                                        -----------

Biotechnology - 3.1%

Gilead Sciences, Inc. (a)                                                      28,600     1,758,328
                                                                                        -----------

Business Services - 2.7%

Paychex, Inc.                                                                  43,700     1,493,666
                                                                                        -----------

Chemicals -3.7%

Monsanto Co.                                                                   47,800     2,054,922
                                                                                        -----------

Computer Software - 7.7%

Adobe Systems, Inc. (a)                                                        18,350       523,159
Automatic Data Processing, Inc.                                                12,800       560,128
CheckFree Corp. (a)                                                            32,750     1,457,375
Electronic Arts, Inc. (a)                                                      10,700       504,077
SAP AG ADR                                                                     27,400     1,250,262
                                                                                        -----------
                                                                                          4,295,001
                                                                                        -----------

Computers - 1.6%

Apple Computer, Inc. (a)                                                       13,000       883,480
                                                                                        -----------

Consumer Products - 9.8%

Colgate-Palmolive Co.                                                          34,400     2,040,608
Harman International Industries, Inc.                                           4,100       328,820
PepsiCo, Inc.                                                                  31,700     2,009,146
The Procter & Gamble Co.                                                       19,500     1,095,900
                                                                                        -----------
                                                                                          5,474,474
                                                                                        -----------

Diversified Manufacturing Operations - 7.9%

Caterpillar, Inc.                                                              23,550     1,668,989
General Electric Co.                                                           63,762     2,084,379
Rockwell Automation, Inc.                                                      10,800       669,384
                                                                                        -----------
                                                                                          4,422,752
                                                                                        -----------

Electronic Components & Semiconductors - 4.6%

Broadcom Corp. (a)                                                              9,850       236,302
Emerson Electric Co.                                                           10,200       804,984
Microchip Technology, Inc.                                                     47,350     1,527,511
                                                                                        -----------
                                                                                          2,568,797
                                                                                        -----------

Financial Services - 13.0%

Goldman Sachs Group, Inc.                                                       9,400     1,435,850
Legg Mason, Inc.                                                               13,500     1,126,845
Robert Half International, Inc.                                                17,800       576,008
SLM Corp.                                                                      49,150     2,472,244
The Chicago Mercantile Exchange Holdings, Inc.                                  3,700     1,706,440
                                                                                        -----------

                                                                                          7,317,387
                                                                                        -----------

Health Care - 3.3%

DENTSPLY International, Inc.                                                   23,300       729,290

Medtronic, Inc.                                                                22,250     1,124,070
                                                                                        -----------
                                                                                          1,853,360
                                                                                        -----------

Hotels & Lodging - 1.9%

Las Vegas Sands Corp. (a)                                                      17,500     1,085,525
                                                                                        -----------

Insurance - 1.0%

AFLAC, Inc.                                                                    12,250       540,715
                                                                                        -----------

Internet Related - 4.2%

Google, Inc., Class A (a)                                                       6,100     2,358,260
                                                                                        -----------

Oil & Gas - 8.7%

Schlumberger Ltd.                                                              37,550     2,510,218
Smith International, Inc.                                                      52,500     2,339,925
                                                                                        -----------
                                                                                          4,850,143
                                                                                        -----------

Pharmaceuticals - 8.0%

Abbott Laboratories                                                             9,600       458,592
Alcon, Inc.                                                                     4,350       480,327
Allergan, Inc.                                                                  8,700       938,295
Genentech, Inc. (a)                                                            24,479     1,978,392
Johnson & Johnson                                                              10,050       628,628
                                                                                        -----------
                                                                                          4,484,234
                                                                                        -----------

Restaurants - 0.7%

Starbucks Corp. (a)                                                            12,200       417,972
                                                                                        -----------

Retail - 3.9%

Walgreen Co.                                                                   46,617     2,180,743
                                                                                        -----------

Telecommunications - 3.8%

Cisco Systems, Inc. (a)                                                        90,150     1,609,178
QUALCOMM, Inc.                                                                 14,350       505,981
                                                                                        -----------
                                                                                          2,115,159
                                                                                        -----------

Transportation - 2.3%

Expeditors International of Washington, Inc.                                   28,900     1,314,083
                                                                                        -----------

TOTAL COMMON STOCKS (Cost $49,739,216)                                                   53,392,190
                                                                                        -----------

Investment Companies - 6.1%

HSBC Investor Money Market Fund                                             3,429,699     3,429,699
Class I Shares *                                                                        -----------

TOTAL INVESTMENT COMPANIES (Cost $3,429,699)                                              3,429,699
                                                                                        -----------

TOTAL INVESTMENTS (Cost $53,168,915)    -   101.4%                                       56,821,889
                                                                                        ===========

----------

Percentages indicated are based on net assets at July 31, 2006.

(a)   Represents non-income producing security.

*     Investment in affiliate.

ADR - American Depositary Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor Value Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                              Shares      Value($)
                                                                            ---------   -----------
Common Stocks - 97.6%

Aerospace & Defense - 7.5%

Lockheed Martin Corp.                                                          19,400     1,545,792
Northrop Grumman Corp.                                                         28,600     1,893,034
Raytheon Co.                                                                   28,300     1,275,481
                                                                                        -----------
                                                                                          4,714,307
                                                                                        -----------

Banking - 4.9%

Bank of America Corp.                                                          23,600     1,216,108
Wells Fargo & Co.                                                              25,800     1,866,372
                                                                                        -----------
                                                                                          3,082,480
                                                                                        -----------

Business Services - 2.8%

Pitney Bowes, Inc.                                                             42,100     1,739,572
                                                                                        -----------

Computer Software - 5.8%

CA, Inc.                                                                      110,800     2,322,368
Microsoft Corp.                                                                54,300     1,306,458
                                                                                        -----------
                                                                                          3,628,826
                                                                                        -----------

Conglomerates - 2.0%

Loews Corp.                                                                    33,600     1,245,216
                                                                                        -----------

Consumer Products - 7.9%

Altria Group, Inc.                                                             35,700     2,854,929
Kimberly-Clark Corp.                                                           27,000     1,648,350
Tyson Foods, Inc., Class A                                                     34,200       483,930
                                                                                        -----------
                                                                                          4,987,209
                                                                                        -----------

Diversified Manufacturing Operations - 1.7%

Ingersoll-Rand Co., Class A                                                    29,800     1,066,840
                                                                                        -----------

Electronic Components & Semiconductors - 1.1%

Agilent Technologies, Inc. (a)                                                 24,564       698,600
                                                                                        -----------

Financial Services - 16.5%

Citigroup, Inc.                                                                36,707     1,773,315
Countrywide Financial Corp.                                                    76,600     2,744,578
Fannie Mae                                                                     41,500     1,988,265
Genworth Financial, Inc., Class A                                              50,900     1,745,870
J.P. Morgan Chase & Co.                                                        34,150     1,557,923
MGIC Investment Corp.                                                          11,800       671,538
                                                                                        -----------
                                                                                         10,481,489
                                                                                        -----------

Gas & Electric Utility - 2.1%

Dominion Resources, Inc.                                                       17,000     1,334,160
                                                                                        -----------

Insurance - 6.6%

Aetna, Inc.                                                                    16,600       522,734
AON Corp.                                                                      26,900       920,787
Radian Group, Inc.                                                             17,400     1,070,622
The Hartford Financial Services Group, Inc.                                    19,200     1,628,928
                                                                                        -----------

                                                                                          4,143,071
                                                                                        -----------

Media - 6.6%

CBS Corp., Class B                                                             33,050       906,562
Liberty Media Capital Group (a)                                                 5,017       409,437

Liberty Media Interactive Group (a)                                            37,087       610,823
Viacom Inc., Class B (a)                                                       63,800     2,223,430
                                                                                        -----------
                                                                                          4,150,252
                                                                                        -----------

Metals & Mining - 5.2%

Barrick Gold Corp.                                                             62,700     1,931,160
POSCO ADR                                                                      11,800       728,532
Rio Tinto PLC ADR                                                               2,900       605,781
                                                                                        -----------
                                                                                          3,265,473
                                                                                        -----------

Oil & Gas - 13.9%

ConocoPhillips                                                                 16,271     1,116,841
Kerr-McGee Corp.                                                               61,178     4,294,696
Noble Energy, Inc.                                                             65,500     3,314,955
                                                                                        -----------
                                                                                          8,726,492
                                                                                        -----------

Paper Products - 1.5%

International Paper Co.                                                        26,800       920,044
                                                                                        -----------

Telecommunications - 9.7%

AT&T, Inc.                                                                     44,900     1,346,551
BellSouth Corp.                                                                21,050       824,529
Comcast Corp., Special Class A (a)                                             42,300     1,450,044
Motorola, Inc.                                                                 70,200     1,597,752
Sprint Nextel Corp.                                                            45,600       902,880
                                                                                        -----------
                                                                                          6,121,756
                                                                                        -----------

Transportation - 1.8%

Union Pacific Corp.                                                            13,200     1,122,000
                                                                                        -----------
TOTAL COMMON STOCKS (Cost $49,796,339)                                                   61,427,787
                                                                                        -----------

Investment Companies - 2.4%

HSBC Investor Money Market Fund                                             1,519,811     1,519,811
                                                                                        -----------
Class I Shares *

TOTAL INVESTMENT COMPANIES (Cost $1,519,811)                                              1,519,811
                                                                                        -----------

TOTAL INVESTMENTS (Cost $51,316,150) - 100.0%                                            62,947,598
                                                                                        ===========

----------

Percentages indicated are based on net assets at July 31, 2006.

(a)   Represents non-income producing security.

*     Investment in Affiliate

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                              Shares      Value($)
                                                                            ---------   -----------
Common Stocks - 97.3%

Australia - 0.5%

Macquarie Airports                                                            699,400     1,650,299
                                                                                        -----------

Austria - 0.4%

Omv AG                                                                         20,500     1,257,293
                                                                                        -----------

Belgium - 1.3%

Fortis                                                                         73,000     2,593,823
KBC Bankverzekeringsholding                                                    11,300     1,231,085
                                                                                        -----------
                                                                                          3,824,908
                                                                                        -----------

Brazil - 1.7%

Gerdau SA ADR                                                                  75,150     1,170,086
Petroleo Brasileiro SA ADR                                                     27,700     2,294,668
Unibanco ADR                                                                    8,100       561,897
Usinas Siderurgicas de Minas Gerais SA                                         30,200     1,041,858
                                                                                        -----------

                                                                                          5,068,509
                                                                                        -----------

Canada - 3.6%

Canadian Natural Resources                                                     43,400     2,305,408
EnCana Corp.                                                                   30,000     1,618,526
ING Canada, Inc.                                                               43,500     2,086,570
IPSCO, Inc.                                                                    16,400     1,547,520
Nexen, Inc.                                                                    20,000     1,170,232
Teck Cominco Ltd., B shares                                                    32,300     2,138,298
                                                                                        -----------
                                                                                         10,866,554
                                                                                        -----------

China - 0.1%

China Petroleum & Chemical Corp.                                              592,000       332,195
                                                                                        -----------

Finland - 0.5%

Sampo OYJ, Class A                                                             77,000     1,452,552
                                                                                        -----------

France - 12.3%

Arkema, Inc. (a)                                                                2,470        95,713
Assurances Generales de France                                                 36,800     4,446,306
BNP Paribas SA                                                                 47,380     4,611,163
Credit Agricole SA                                                             89,990     3,617,024
Renault SA                                                                     55,300     6,042,346
Sanofi-Aventis                                                                 57,800     5,496,079
Societe Generale                                                               33,700     5,027,281
Thomson SA                                                                     58,900       989,240
Total SA, B Shares                                                             98,800     6,719,500
                                                                                        -----------
                                                                                         37,044,652
                                                                                        -----------

Germany - 9.9%

Allianz AG                                                                      9,300     1,460,400
Continental AG                                                                 51,400     5,271,558
Deutsche Lufthansa AG                                                         162,600     3,034,109
E.ON AG                                                                        41,000     4,948,529
Fresenius Medical Care AG                                                      11,800     1,422,553
MAN AG                                                                         66,000     4,779,555

Muenchener                                                                     28,600     3,940,646
Rueckversicherungs-Gesellschaft AG
RWE AG                                                                         44,500     3,901,764
TUI AG                                                                         41,500       844,884
                                                                                        -----------
                                                                                         29,603,998
                                                                                        -----------

Hong Kong - 0.2%

China Netcom Group Corp. (Hong Kong), Ltd.                                    114,000       207,756

Sino Land Co., Ltd.                                                           312,695       527,201
                                                                                        -----------
                                                                                            734,957
                                                                                        -----------

Hungary - 0.4%

MOL Magyar Olaj - es Gazipari Rt. GDR                                           9,600     1,058,880
                                                                                        -----------

Israel - 0.4%

Bank Hapoalim BM                                                              286,600     1,282,923
                                                                                        -----------

Italy - 2.4%

Buzzi Unicem SpA                                                               91,400     2,086,081
ENI SpA                                                                       166,500     5,105,836
                                                                                        -----------
                                                                                          7,191,917
                                                                                        -----------

Japan - 25.9%

Alps Electric Co., Ltd.                                                        55,000       680,843
Canon, Inc.                                                                   106,050     5,097,579
East Japan Railway Co.                                                            195     1,451,060
EDION Corp.                                                                    67,800     1,271,657
Hitachi, Ltd.                                                                 144,000       922,062
Honda Motor Co., Ltd.                                                          47,000     1,549,856
ITOCHU Corp.                                                                  317,000     2,856,678
Japan Tobacco, Inc.                                                             1,200     4,595,656
JFE Holdings, Inc.                                                            140,100     5,597,645
Kobe Steel, Ltd.                                                              958,000     2,891,634
Kyocera Corp.                                                                  11,400       933,839
Leopalace21 Corp.                                                              24,900       871,055
Mitsubishi Corp.                                                              129,000     2,644,596
Mitsubishi UFJ Financial Group, Inc.                                              172     2,430,777
Mitsui & Co., Ltd.                                                            171,000     2,606,098
Mitsui Chemicals, Inc.                                                        417,000     2,619,210
Mitsui O.S.K. Lines, Ltd.                                                     451,000     2,974,405
Nippon Mining Holdings, Inc.                                                  360,000     3,046,323
Nippon Telegraph & Telephone Corp.                                                728     3,804,170
Nissan Motor Co., Ltd.                                                        225,100     2,427,145
ORIX Corp.                                                                     19,300     5,059,452
Sony Corp.                                                                     12,510       576,226
Sumitomo Heavy Industries, Ltd.                                               163,000     1,416,278
Sumitomo Metal Industries, Ltd.                                               294,000     1,174,666
Sumitomo Mitsui Financial Group, Inc.                                             598     6,364,476
The Tokyo Electric Power Co., Inc.                                             90,600     2,434,337
Tokyo Gas Co., Ltd.                                                           293,000     1,456,948
Toyota Motor Corp.                                                            123,900     6,550,064
UNY Co., Ltd.                                                                  90,000     1,293,117
                                                                                        -----------
                                                                                         77,597,852
                                                                                        -----------

Luxembourg - 1.1%

Arcelor                                                                        63,680     3,395,627
                                                                                        -----------

Netherlands - 5.9%

ABN AMRO Holding NV                                                            94,851     2,625,193
European Aeronautic Defence and Space Co.                                     125,160     3,604,728

ING Groep NV                                                                  190,468     7,731,013

Koninklijke Philips Electronics NV                                             73,170     2,415,761
Royal Dutch Shell plc, A Shares                                                33,600     1,187,432
                                                                                        -----------
                                                                                         17,564,127
                                                                                        -----------

Phillipines - 0.3%

Philippine Long Distance Telephone Co.                                         21,000       845,227
                                                                                        -----------

Singapore - 0.6%

Flextronics International, Ltd. (a)                                           162,400     1,841,616
                                                                                        -----------

South Africa - 1.1%

Sanlam, Ltd.                                                                  554,040     1,227,347
Sasol, Ltd.                                                                    26,800       966,102
Standard Bank Group, Ltd.                                                      59,000       650,100
Tiger Brands, Ltd.                                                             20,800       449,976
                                                                                        -----------
                                                                                          3,293,525
                                                                                        -----------

South Korea - 1.5%

Industrial Bank of Korea GDR                                                   88,300     1,592,049
Kookmin Bank ADR                                                               14,600     1,259,104
POSCO ADR                                                                      29,000     1,790,460
                                                                                        -----------
                                                                                          4,641,613
                                                                                        -----------

Spain - 2.5%

Endesa SA                                                                      93,600     3,199,060
Repsol YPF SA                                                                 155,000     4,355,267
                                                                                        -----------
                                                                                          7,554,327
                                                                                        -----------

Switzerland - 1.8%

Credit Suisse Group                                                            81,100     4,545,476
Novartis AG                                                                    13,460       764,798
                                                                                        -----------
                                                                                          5,310,274
                                                                                        -----------

Taiwan - 0.9%

China Steel Corp. GDR                                                          37,746       605,453
Compal Electronics, Inc. GDR                                                  222,840     1,009,466
Gigabyte Technology Co., Ltd.                                                 270,112       162,688
Taiwan Semiconductor Manufacturing Co.,Ltd.                                   505,870       847,550
                                                                                        -----------
                                                                                          2,625,157
                                                                                        -----------

Thailand - 0.2%

PTT Public Company Ltd. plc                                                   121,400       699,213
                                                                                        -----------

United Kingdom - 21.8%

AstraZeneca plc                                                                61,200     3,736,768
Aviva plc                                                                     346,270     4,643,752
Barclays plc                                                                  410,200     4,811,550
BHP Billiton plc                                                               47,100       892,049
BP Amoco plc                                                                  255,100     3,073,264
British Aerospace plc                                                         485,500     3,239,599
British American Tobacco plc                                                  163,600     4,409,399
Friends Provident plc                                                         782,500     2,660,024
George Wimpey plc                                                             244,600     2,192,943
HBOS plc                                                                      260,121     4,734,640
Mitchells & Butlers plc                                                       119,800     1,185,939
Punch Taverns plc                                                             185,000     3,040,774
Royal & Sun Alliance Insurance Group plc                                      752,249     1,879,253
Royal Bank of Scotland Group plc                                              169,100     5,502,011
Royal Dutch Shell plc, B Shares                                                45,973     1,692,463
Sainsbury plc                                                                 410,062     2,696,013
Taylor Woodrow plc                                                            361,600     2,325,049
Vodafone Group plc                                                          2,512,959     5,456,424
Whitbread plc                                                                 123,420     2,856,187

Xstrata plc                                                                    96,000     4,118,717
                                                                                        -----------
                                                                                         65,146,818
                                                                                        -----------

TOTAL COMMON STOCKS (Cost $217,261,602)                                                 291,885,013
                                                                                        -----------

Repurchase Agreements - 0.9%

Investors Bank & Trust, 3.60%,                                              2,793,176     2,793,176
purchased on 7/31/06, due 8/1/06 with a                                                 -----------
maturity value of $2,793,455
(Collateralized fully by various U.S.
Government Obligations)

TOTAL REPURCHASE AGREEMENTS (Cost $2,793,176)                                             2,793,176
                                                                                        -----------

Rights & Warrants - 0.0%

United Kingdom - 0.0%

TI Automotive Ltd., Class A (a) (b)                                           190,000             0
                                                                                        -----------

TOTAL RIGHTS & WARRANTS (Cost $0)                                                                 0
                                                                                        -----------

TOTAL INVESTMENTS (Cost $220,054,778) - 98.2%                                           294,678,189
                                                                                        ===========

------------

Percentages indicated are based on net assets at July 31, 2006.

(a)   Represents non-income producing security.

(b)   Represents illiquid security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See notes to Schedules of Portfolio Investments.

At July 31, 2006 the HSBC Investor International Equity Portfolio was invested in the following industries.

Schedule Portfolio Investments - July 31, 2006

Industry                                                  Percent of Net Assets
--------                                                  ---------------------
Aerospace & Defense                                               2.3%
Automotive                                                        7.3%
Banking & Financial Services                                     22.1%
Building & Construction                                           2.5%
Chemicals                                                         0.9%
Computer Related                                                  0.4%
Drugs - Medical                                                   3.8%
Electrical                                                        3.8%
Electronic Components & Semiconductors                            2.7%
Food & Beverage                                                   1.1%
Insurance                                                         7.9%
Manufacturing                                                     5.6%
Metals & Mining                                                   8.8%
Multimedia                                                        0.3%
Oil & Gas                                                        14.7%
Real Estate                                                       0.2%
Repurchase Agreement                                              0.9%
Retail                                                            3.2%
Telecommunications                                                3.4%
Tobacco                                                           3.0%
Tourism                                                           0.3%
Transportation Services                                           3.0%
                                                          ---------------------
Total Investments                                                98.2%
                                                          =====================

HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

                                                                              Shares      Value($)
                                                                            ---------   -----------
Common Stocks - 95.8%

Advertising - 1.5%

Monster Worldwide, Inc. (a)                                                    86,200     3,448,000
                                                                                        -----------

Aerospace & Defense - 0.7%

Hexcel Corp. (a)                                                              110,000     1,580,700
                                                                                        -----------

Banking - 3.3%

East West Bancorp, Inc.                                                       104,100     4,200,435
Wintrust Financial Corp.                                                       67,300     3,231,073
                                                                                        -----------
                                                                                          7,431,508
                                                                                        -----------

Biotechnology - 2.1%

Celgene Corp. (a)                                                             100,100     4,793,789
                                                                                        -----------

Commercial Services - 4.2%

Alliance Data Systems Corp. (a)                                                93,500     4,798,420
Schawk, Inc., Class A                                                         104,600     1,732,176
Sotheby's Holdings, Inc. (a)                                                  103,600     2,862,468
                                                                                        -----------
                                                                                          9,393,064
                                                                                        -----------

Computer Software  - 7.7%

Activision, Inc. (a)                                                           60,000       717,000
CheckFree Corp. (a)                                                            56,700     2,523,150
Satyam Computer Services Ltd. ADR                                              94,400     3,327,600
Sina Corp. (a)                                                                 81,600     1,742,976
SRA International, Inc., Class A (a)                                          146,900     3,553,511
Transaction Systems Architects, Inc.,                                         147,300     5,453,046
Class A (a)                                                                             -----------

                                                                                         17,317,283
                                                                                        -----------

Consulting Services - 0.2%

LECG Corp. (a)                                                                 19,800       364,716
                                                                                        -----------

Consumer Products - 0.8%

Jarden Corp. (a)                                                               62,000     1,797,380
                                                                                        -----------

Diversified Manufacturing Operations - 7.3%

Actuant Corp., Class A                                                         41,200     1,813,212
AMETEK, Inc.                                                                  154,900     6,570,858
AptarGroup, Inc.                                                               42,000     2,163,000
IDEX Corp.                                                                    134,000     5,822,300
                                                                                        -----------
                                                                                         16,369,370
                                                                                        -----------

Education - 1.5%

Corinthian Colleges, Inc. (a)                                                 251,700     3,377,814
                                                                                        -----------

Electronic Components & Semiconductors - 10.8%

Atmel Corp. (a)                                                               484,100     2,318,839
ATMI, Inc. (a)                                                                101,400     2,694,198
Cognos, Inc. (a)                                                              190,400     5,950,000
Integrated Device Technology, Inc. (a)                                        242,800     3,756,116
Thermo Electron Corp. (a)                                                     142,000     5,255,420
Varian Semiconductor Equipment                                                136,750     4,334,975
                                                                                        -----------
Associates, Inc. (a)

                                                                                         24,309,548
                                                                                        -----------

Environmental Services - 1.7%

Waste Connections, Inc. (a)                                                   101,700     3,801,546
                                                                                        -----------

Financial Services - 3.9%

Affiliated Managers Group, Inc. (a)                                            59,200     5,419,760
eFunds Corp. (a)                                                              164,100     3,451,023
                                                                                        -----------
                                                                                          8,870,783
                                                                                        -----------

Health Care - 14.0%

Advanced Medical Optics, Inc. (a)                                              52,600     2,590,550
Charles River Laboratories International, Inc. (a)                             43,900     1,558,450
CYTYC Corp. (a)                                                               120,800     2,971,680
Manor Care, Inc.                                                              150,100     7,512,505
Omnicare, Inc.                                                                115,500     5,227,530
Respironics, Inc. (a)                                                         210,300     7,482,474
Ventana Medical Systems (a)                                                    86,600     4,036,426
                                                                                        -----------
                                                                                         31,379,615
                                                                                        -----------

Hospitals - 1.6%

Triad Hospitals, Inc. (a)                                                      89,400     3,483,918
                                                                                        -----------

Hotels & Lodging - 1.1%

Strategic Hotels and Resorts, Inc.                                            119,900     2,392,005
                                                                                        -----------

Media - 2.7%

Dreamworks Animation SKG, Inc. (a)                                             94,600     1,980,924
Meredith Corp.                                                                 88,000     4,156,240
                                                                                        -----------
                                                                                          6,137,164
                                                                                        -----------

Oil & Gas - 9.7%

Chesapeake Energy Corp.                                                       102,500     3,372,250
Consol Energy, Inc.                                                            85,200     3,506,832
Denbury Resources, Inc. (a)                                                   161,600     5,602,672
Massey Energy Co.                                                             146,900     3,925,168
Peabody Energy Corp.                                                           25,400     1,267,460
Smith International, Inc.                                                      91,700     4,087,069
                                                                                        -----------
                                                                                         21,761,451
                                                                                        -----------

Pharmaceuticals - 9.5%

Alexion Pharmaceuticals, Inc. (a)                                              67,504     2,319,437
Elan Corp. PLC ADR (a)                                                        434,000     6,657,560
MGI Pharma, Inc. (a)                                                          210,900     3,081,249
OSI Pharmaceuticals, Inc. (a)                                                 215,000     7,178,850
Santarus, Inc. (a)                                                            380,600     2,108,524
                                                                                        -----------
                                                                                         21,345,620
                                                                                        -----------

Real Estate - 0.3%

Northstar Realty Finance Corp.                                                 61,400       740,484
                                                                                        -----------

Retail - 6.5%

Advance Auto Parts, Inc.                                                      120,100     3,635,427
Dick's Sporting Goods, Inc. (a)                                               104,800     3,815,768
P.F. Chang's China Bistro, Inc. (a)                                            38,600     1,166,878
PETsMART, Inc.                                                                142,800     3,364,368
Williams-Sonoma, Inc.                                                          80,700     2,566,260
                                                                                        -----------
                                                                                         14,548,701
                                                                                        -----------

Telecommunications - 2.8%

Comverse Technology, Inc. (a)                                                  55,700     1,079,466
Polycom, Inc. (a)                                                             234,400     5,203,680
                                                                                        -----------
                                                                                          6,283,146
                                                                                        -----------

Transportation - 1.9%

J.B. Hunt Transport Services, Inc.                                            208,200     4,282,674
                                                                                        -----------

TOTAL COMMON STOCKS (Cost $188,199,375)                                                 215,210,279
                                                                                        -----------

Investment Companies - 3.3%

HSBC Investor Money Market Fund                                             7,456,308     7,456,308
                                                                                        -----------
Class I Shares *

TOTAL INVESTMENT COMPANIES (Cost $7,456,308)                                              7,456,308
                                                                                        -----------

TOTAL INVESTMENTS (Cost $195,655,683) - 99.1%                                           222,666,587
                                                                                        ===========

------------

Percentages indicated are based on net assets at July 31, 2006.

(a)   Represents non-income producing security.

*     Investment in Affiliate

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)            July 31, 2006

      1.    Organization:

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following master funds (individually a "Portfolio," collectively the "Portfolios"):

Portfolio                                                    Short Name
---------                                                    ----------
HSBC Investor Intermediate Duration Fixed Income Portfolio   Intermediate Duration Fixed Income Portfolio
HSBC Investor Core Plus Fixed Income Portfolio               Core Plus Fixed Income Portfolio
HSBC Investor High Yield Fixed Income Portfolio              High Yield Fixed Income Portfolio
HSBC Investor Growth Portfolio                               Growth Portfolio
HSBC Investor Value Portfolio                                Value Portfolio
HSBC Investor International Equity Portfolio                 International Equity Portfolio
HSBC Investor Small Cap Equity Portfolio                     Small Cap Equity Portfolio

      2.    Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Securities Transactions:

During the period, security transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, changes in holdings are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Mortgage Dollar Roll Transactions:

The Core Plus Fixed Income Portfolio, The High Yield Fixed Income Portfolio, and The Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. Each Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. Each Portfolio may also be compensated by receipt of a commitment fee. When a Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and maybe deemed liquid by the investment manager based on procedures established by the Board of Trustees. Not all restricted securities are considered illiquid. At July 31, 2006, the Core Plus Fixed Income Portfolio held illiquid securities representing 0.03% of net assets.

The illiquid securities held as of July 31, 2006 are identified below:

                                   Acquisition   Acquisition   Principal
         Security Name                 Date        Cost ($)    Amount ($)   Value ($)
         -------------             -----------   -----------   ----------   ---------
Core Plus Fixed Income Portfolio
FHA Weyerhauser, 7.43%, 1/1/24      3/28/2002      32,250        34,127      34,127

Security Loans:

To generate additional income, the Portfolios may lend up to 33 1/3%, except for Small Cap Equity Portfolio which may lend up to 30%, of their respective assets pursuant to agreements requiring the loans to be collateralized by cash, U.S. Government or U.S, Government agency securities, equal at all times to at least 100% of the fair value of the loaned securities. HSBC Bank USA ("HSBC Bank"), an affiliate of the investment advisor, acts as the securities lending agent for this activity. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily and adjusted, if needed, to provide the required level of collateral. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by HSBC Bank to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of HSBC Bank, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time and are, therefore, not considered to be illiquid investments. As of July 31, 2006, the Portfolios did not have any securities on loan.

Federal Income Tax Information:

As of July 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purpose, were as follows:

                                                                                     Net Unrealized
                                                   Tax Unrealized   Tax Unrealized    Appreciation
Fund Name                             Tax Cost      Appreciation    (Depreciation)   (Depreciation)
---------                            -----------   --------------   --------------   --------------
Intermediate Duration Fixed Income
   Portfolio                        $ 21,136,259      $    46,499     $   (191,149      $  (144,650)
Core Plus Fixed Income Portfolio     117,848,896          243,613         (937,043)        (693,430)
High Yield Fixed Income Portfolio     11,565,494          114,121         (226,473)        (112,352)
Growth Portfolio                      53,310,744        5,152,459       (1,641,314)       3,511,145
Value Portfolio                       51,360,352       13,986,828       (2,399,582)      11,587,246
International Equity Portfolio       220,371,036       78,159,816       (3,852,663)      74,307,153
Small Cap Equity Portfolio           197,107,268       37,478,124      (11,918,805)      25,559,319

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Portfolios

By /s/ Richard A. Fabietti
   -----------------------
        Richard A. Fabietti
        President

Date    9/22/06

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Richard A. Fabietti
   -----------------------
        Richard A. Fabietti
        President

Date    9/22/06

By /s/ Troy A. Sheets
   ------------------
        Troy A. Sheets
        Treasurer

Date    9/22/06